Litigation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Litigation Disclosure [Abstract]
Litigation
Litigation

Residential Exchange. The Northwest Power Act, through the Residential Exchange Program (REP), provides access to the benefits of low-cost federal hydroelectric power to residential and small farm customers of regional utilities, including PSE. The program is administered by the Bonneville Power Administration (BPA). Pursuant to agreements (including settlement agreements) between the BPA and PSE, the BPA has provided payments of REP benefits to PSE, which PSE has passed through to its residential and small farm customers in the form of electricity bill credits.
In 2007, the U.S. Court of Appeals for the Ninth Circuit ruled that REP agreements of the BPA with PSE and a number of other investor-owned utilities were inconsistent with the Northwest Power Act. Since that time, those investor-owned utilities, including PSE, the BPA and other parties have been involved in ongoing litigation at the Ninth Circuit relating to the amount of REP benefits paid to utilities, including PSE, for the fiscal year 2002 through fiscal year 2011 period and the amount of REP benefits to be paid going forward.
In July 2011, the BPA, PSE and a number of other parties entered into a settlement agreement that by its terms if upheld in its entirety would resolve the disputes between BPA and PSE regarding REP benefits paid for the fiscal year 2002-fiscal year 2011 period. In October 2011, certain other parties challenged BPA decisions with regard to its entering into this most recent settlement agreement. Pending disposition of this challenge, the other pending Ninth Circuit litigation regarding REP benefits for the fiscal year 2002 through fiscal year 2011 period has been stayed by the Ninth Circuit.
Due to the pending and ongoing proceedings, PSE is unable to reasonably estimate any amounts of REP payments - either to be recovered by the BPA or to be paid for any future periods to PSE - and is unable to determine the impact, if any, these proceedings and litigation may have on PSE. However, the Company believes it is unlikely that any unfavorable outcome would have a material adverse effect on PSE because REP benefits received by PSE are passed through to PSE's residential and small farm customers.

Pacific Northwest Refund Proceeding. In October 2000, PSE filed a complaint with the FERC (Docket No. EL01-10) against “all jurisdictional sellers” in the Pacific Northwest seeking prospective price caps consistent with any result the FERC ordered for the California markets. The FERC issued an order including price caps in July 2001, and PSE moved to dismiss the proceeding. In response to PSE's motion, various entities intervened and sought to convert PSE's complaint into one seeking retroactive refunds in the Pacific Northwest. The FERC rejected that effort, after holding what the FERC referred to as a “preliminary evidentiary hearing” before an administrative law judge. On October 3, 2011, after appellate reviews, the FERC issued an Order on Remand and set the matter for hearing before an administrative law judge, but first requiring the parties to engage in settlement talks that began in the fall of 2011 and are ongoing. On July 2, 2012 PSE and one of the parties to the refund proceeding (Tacoma) filed a settlement as to Tacoma's claims against PSE, under which PSE will pay Tacoma for a full release. Seattle City Light and the Port of Seattle are the other parties that have asserted claims against PSE. PSE cannot predict whether settlement with those parties can be achieved. The hearing as to all unresolved claims is expected to begin in April 2013. PSE has not taken any reserve on this matter as it believes it has no exposure, and intends to vigorously defend its position but is unable to predict the outcome of this matter.

Other Proceedings. The Company is also involved in litigation relating to claims arising out of its operations in the normal course of business. The Company has recorded reserves of $3.6 million and $2.6 million relating to these claims as of June 30, 2012 and 2011, respectively.

Litigation

Residential Exchange
The Northwest Power Act, through the Residential Exchange Program (REP), provides access to the benefits of low-cost federal hydroelectric power to residential and small farm customers of regional utilities, including PSE.  The program is administered by the Bonneville Power Administration (the BPA).  Pursuant to agreements (including settlement agreements) between the BPA and PSE, the BPA has provided payments of REP benefits to PSE, which PSE has passed through to its residential and small farm customers in the form of electricity bill credits.
In 2007, the U.S. Court of Appeals for the Ninth Circuit ruled that REP agreements of the BPA with PSE and a number of other investor-owned utilities were inconsistent with the Northwest Power Act.  Since that time, those investor-owned utilities, including PSE, the BPA and other parties have been involved in ongoing litigation at the Ninth Circuit relating to the amount of REP benefits paid to utilities, including PSE, for the period fiscal year 2002 through fiscal year 2011 and the amount of REP benefits to be paid going forward.
In July 2011, the BPA, PSE and a number of other parties entered into a settlement agreement that by its terms if upheld in their entirety would resolve the disputes between BPA and PSE regarding REP benefits paid for the period fiscal year 2002-fiscal year 2011.  In October 2011, certain other parties challenged BPA decisions with regard to its entering into this most recent settlement agreement.  Pending disposition of this challenge, the other pending Ninth Circuit litigation regarding REP benefits for the period fiscal year 2002 through fiscal year 2011 has been stayed by the Ninth Circuit.
Due to the pending and ongoing proceedings, PSE is unable to reasonably estimate any amounts of REP payments – either to be recovered by the BPA or to be paid for any future periods to PSE – and is unable to determine the impact, if any, these proceedings and litigation may have on PSE.  However, it is unlikely that any unfavorable outcome would have a material adverse effect on PSE because REP benefits received by PSE are passed through to PSE's residential and small farm customers.

Pacific Northwest Refund Proceeding
In October 2000, PSE filed a complaint with the FERC (Docket No. EL01-10) against “all jurisdictional sellers” in the Pacific Northwest seeking prospective price caps consistent with any result the FERC ordered for the California markets.  The FERC issued an order including price caps in July 2001, and PSE moved to dismiss the proceeding.  In response to PSE’s motion, various entities intervened and sought to convert PSE’s complaint into one seeking retroactive refunds in the Pacific Northwest.  The FERC rejected that effort, after holding what the FERC referred to as a “preliminary evidentiary hearing” before an administrative law judge.  On October 3, 2011, after appellate reviews, the FERC issued an Order on Remand and set the matter for hearing before an administrative law judge, but first requiring the parties to engage in settlement talks that began in the fall of 2011 and are ongoing.  As such, the hearing date itself is not known.  PSE has not taken any reserve on this matter as it believes it has no exposure, and intends to vigorously defend its position but is unable to predict the outcome of this matter.

Other Proceedings
The Company is also involved in litigation relating to claims arising out of its operations in the normal course of business.  The Company has recorded a total of $3.8 million and $3.1 million relating to these claims as of December 31, 2011 and 2010, respectively.